Stockholders' Equity (Details 1) (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding, beginning of year (in shares)	32,739	19,740
Issued (in shares)	401
Forfeited / canceled (in shares)	0
Outstanding, end of year (in shares)	32,739	19,740
Weighted-Average Exercise Price
Issued (in usd per share)	$ 16.18
Forfeited / canceled (in usd per share)	$ 0
Aggregate Intrinsic Value
Vested, end of year	$ 0
Predecessor [Member]
Number of Options
Exercised (in shares)	0
Vested, end of year (in shares)	0
Exercisable, end of year (in shares)	0
Weighted-Average Exercise Price
Outstanding, beginning of year (in usd per share)	$ 0
Exercised (in usd per share)	$ 0
Outstanding, end of year (in usd per share)	$ 16.18
Weighted-Average Remaining Contractual Term in Years
Outstanding, end of year	5 years 6 months
Aggregate Intrinsic Value
Outstanding, beginning of year	0
Outstanding, end of year	0
Exercisable, end of year	$ 0